Redeemable Convertible Preferred Stock - Summary of Redeemable Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Redeemable Preferred Shares Authorized	0	33,979,025
Redeemable Preferred Shares Outstanding	0	32,842,187
Liquidation Preference		$ 74,436
Carrying Value		74,344
Common Stock Issuable Upon Conversion		12,440,205
Preferred Shares Issued	0	32,842,187
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable Preferred Shares Authorized		1,172,836
Redeemable Preferred Shares Outstanding		1,145,836
Liquidation Preference		1,146
Carrying Value		1,145
Common Stock Issuable Upon Conversion		434,028
Preferred Shares Issued		1,145,836
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable Preferred Shares Authorized		3,306,189
Redeemable Preferred Shares Outstanding		3,257,329
Liquidation Preference		6,000
Carrying Value		5,989
Common Stock Issuable Upon Conversion		1,233,835
Preferred Shares Issued		3,257,329
Series C Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable Preferred Shares Authorized		10,500,000
Redeemable Preferred Shares Outstanding		10,243,901
Liquidation Preference		21,000
Carrying Value		20,973
Common Stock Issuable Upon Conversion		3,880,260
Preferred Shares Issued		10,243,901
Series D Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable Preferred Shares Authorized		16,000,000
Redeemable Preferred Shares Outstanding		15,361,787
Liquidation Preference		37,790
Carrying Value		37,742
Common Stock Issuable Upon Conversion		5,818,850
Preferred Shares Issued		15,361,787
Series D-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable Preferred Shares Authorized		3,000,000
Redeemable Preferred Shares Outstanding		2,833,334
Liquidation Preference		8,500
Carrying Value		$ 8,495
Common Stock Issuable Upon Conversion		1,073,232
Preferred Shares Issued		2,833,334